Expected credit loss measurement - Credit loss expense / release (Narrative) (Detail) - USD ($) $ in Millions	3 Months Ended			6 Months Ended
	Jun. 30, 2024	Mar. 31, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023
Disclosure Of Provision Matrix [Line Items]
Credit loss expense / (release)	$ 84	$ 52	$ 16	$ 136	$ 54
Stage 1 and 2 positions
Disclosure Of Provision Matrix [Line Items]
Credit loss expense / (release)	(29)	1	(10)
Stage 1 and 2 positions | Scenario related
Disclosure Of Provision Matrix [Line Items]
Credit loss expense / (release)	(34)
Lifetime expected credit losses | Stage 3 positions
Disclosure Of Provision Matrix [Line Items]
Credit loss expense / (release)	$ 113	$ 51	$ 26